Pension and Postretirement Benefit Plans Health Care Trends (Details) (Canadian Benefit Plans)	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013
Canadian Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted average health care cost trend rate assumed for next year	6.22%	6.44%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reached the ultimate trend rate	2028	2028